Leuthold Global Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 61.71%
Air Freight & Logistics - 2.23%
Atlas Air Worldwide Holdings, Inc. (a)	1,351	$136,181
Cia de Distribucion Integral Logista Holdings SA (b)	4,756	119,929
Deutsche Post AG (b)	2,875	107,601
FedEx Corp.	712	123,318
International Distributions Services PLC (b)	13,556	34,749
PostNL NV (b)	21,898	39,930
		561,708
Banks - 2.59%
ABN AMRO Bank NV (b)	7,619	105,507
ANZ Group Holdings, Ltd. (b)	4,889	78,756
Banco Santander SA - ADR	29,808	87,934
Citigroup, Inc.	1,609	72,775
Commerzbank AG (b)	9,125	85,315
Mizuho Financial Group, Inc. - ADR	35,493	100,800
The Bank of Nova Scotia (b)	1,467	71,854
Virgin Money UK PLC (b)	23,254	51,139
		654,080
Beverages - 3.39%
Coca-Cola Europacific Partners PLC (b)	2,199	121,649
Keurig Dr Pepper, Inc.	4,299	153,302
Kirin Holdings Co., Ltd. (b)	6,100	92,973
MGP Ingredients, Inc.	557	59,254
Molson Coors Beverage Co - Class B	1,830	94,281
Pernod Ricard SA (b)	803	157,968
Thai Beverage PCL (b)	191,000	97,658
Tsingtao Brewery Co., Ltd. (b)	8,000	78,777
		855,862
Capital Markets - 3.73%
Evercore, Inc. - Class A	872	95,118
LPL Financial Holdings, Inc.	735	158,885
Morgan Stanley	2,717	230,999
Raymond James Financial, Inc.	841	89,861
Stifel Financial Corp.	2,138	124,795
The Goldman Sachs Group, Inc.	698	239,679
		939,337
Chemicals - 1.08%
Nutrien Ltd. (a)(b)	1,830	133,645
The Mosaic Co.	3,152	138,278
		271,923
Commerical Banks - 0.32%
Barclays PLC - ADR	10,495	81,861

Distributors - 0.41%
LKQ Corp.	1,951	104,203

Food Products - 1.12%
Archer-Daniels-Midland Co.	1,346	124,976
Bunge, Ltd.	1,568	156,439
		281,415
Health Care Providers & Services - 3.26%
Centene Corp. (a)	2,005	164,430
Elevance Health, Inc.	449	230,323
Humana, Inc.	478	244,827
UnitedHealth Group, Inc.	344	182,382
		821,962
Household Durables - 3.75%
Barratt Developments PLC (b)	10,848	51,814
Haseko Corp. (b)	7,300	81,536
KB Home	3,310	105,423
Lennar Corp. - Class A	2,150	194,575
Meritage Homes Corp. (a)	2,035	187,627
Redrow PLC (b)	10,974	60,137
Toll Brothers, Inc.	2,902	144,868
Tri Pointe Homes, Inc. (a)	6,400	118,976
		944,956
Insurance - 6.64%
Axis Capital Holdings, Ltd. (b)	1,996	108,123
Cincinnati Financial Corp.	1,476	151,128
DB Insurance Co., Ltd. (b)	1,703	88,275
Everest Re Group, Ltd. (b)	809	267,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	960	310,531
Old Republic International Corp.	5,124	123,745
Sompo Holdings, Inc. (b)	3,700	163,699
Swiss Re AG (b)	2,898	270,967
The Allstate Corp.	1,393	188,891
		1,673,356
Marine - 1.56%
AP Moller - Maersk A/S - Class B (b)	65	145,509
Evergreen Marine Corp Taiwan, Ltd. (b)	20,400	107,819
Matson, Inc.	1,045	65,323
Star Bulk Carriers Corp. (b)	3,852	74,074
		392,725
Metals & Mining - 4.94%
Anglo American PLC (b)	3,615	141,564
ArcelorMittal SA - NYRS (b)	3,909	102,494
BHP Group, Ltd. - ADR	2,849	176,780
Boliden AB (b)	2,145	80,571
Commercial Metals Co.	1,911	92,301
Fortescue Metals Group, Ltd. (b)	7,391	103,305
Grupo Mexico SAB de CV (b)	34,800	122,688
Korea Zinc Co., Ltd. (b)	193	86,493
Rio Tinto PLC - AU Shares - ADR	2,473	176,078
Sumitomo Metal Mining Co., Ltd. (b)	2,000	70,278
Ternium SA - ADR	3,051	93,239
		1,245,791
Oil, Gas & Consumable Fuels - 10.36%
Aker BP ASA (b)	6,591	204,862
Antero Midstream Corp.	12,421	134,023
APA Corp.	4,741	221,310
Canadian Natural Resources, Ltd. (b)	5,250	291,532
Chord Energy Corp.	1,127	154,185
Enbridge, Inc. (b)	2,262	88,444
Eni SpA - ADR	4,259	122,063
EOG Resources, Inc.	2,498	323,541
Exxon Mobil Corp.	1,961	216,298
Inpex Corp. (b)	13,800	148,287
Petroleo Brasileiro SA - ADR	8,665	92,282
PTT Exploration & Production PCL - NVDR (b)	28,500	145,140
Shell PLC - ADR	2,223	126,600
Suncor Energy, Inc. (b)	4,616	146,466
Tourmaline Oil Corp. (b)	3,431	173,121
Woodside Energy Group, Ltd. - ADR	1,029	24,912
		2,613,066
Paper & Forest Products - 0.32%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	–
Louisiana-Pacific Corp.	1,371	81,163
		81,163
Pharmaceuticals - 4.48%
Bayer AG (b)	1,449	74,580
Bristol-Myers Squibb Co.	1,910	137,425
GSK PLC - ADR	2,331	81,911
Johnson & Johnson	861	152,096
Merck & Co., Inc.	1,732	192,165
Novartis AG - ADR	1,785	161,935
Pfizer, Inc.	3,066	157,102
Sino Biopharmaceutical, Ltd. (b)	120,000	69,878
Takeda Pharmaceutical Co., Ltd. - ADR	6,558	102,305
		1,129,397
Semiconductors & Semiconductor Equipment - 5.82%
Amkor Technology, Inc.	4,758	114,097
Applied Materials, Inc.	1,951	189,988
ASM International NV (b)	768	194,868
Diodes, Inc. (a)	1,445	110,022
Intel Corp.	2,853	75,405
Lam Research Corp.	565	237,469
Marvell Technology, Inc.	2,957	109,527
Sino-American Silicon Products, Inc. (b)	26,000	117,648
SK Hynix, Inc. (b)	1,466	87,468
Skyworks Solutions, Inc.	1,039	94,684
SUMCO Corp. (b)	5,900	78,167
Taiwan Surface Mounting Technology Corp. (b)	20,000	57,606
		1,466,949
Tobacco - 2.63%
Altria Group, Inc.	3,676	168,030
British American Tobacco PLC - ADR	4,105	164,118
Imperial Brands PLC (b)	6,534	162,770
Japan Tobacco, Inc. (b)	4,100	82,657
KT&G Corp. (b)	1,168	84,420
		661,995
Trading Companies & Distributors - 2.70%
ITOCHU Corp. (b)	3,300	103,530
Mitsui & Co., Ltd. (b)	4,100	119,416
Travis Perkins PLC (a)(b)	4,194	44,839
Triton International, Ltd. (b)	1,994	137,147
Univar Solutions, Inc. (a)	3,149	100,138
WESCO International, Inc. (a)	1,396	174,779
		679,849
Wireless Telecommunication Services - 0.38%
Vodafone Group PLC - ADR	9,364	94,764

TOTAL COMMON STOCKS (Cost $14,176,573)		15,556,362

INVESTMENT COMPANIES - 10.60%
Exchange Traded Funds - 10.60%
Invesco CurrencyShares Japanese Yen Trust (a)	1,878	133,526
iShares 0-5 Year TIPS Bond ETF	3,833	371,648
iShares Core Japan Government Bond ETF (b)	7,100	133,679
iShares Gold Trust (a)	7,550	261,154
iShares International Treasury Bond ETF	8,195	320,834
SPDR Bloomberg International Treasury Bond ETF	11,325	254,020
SPDR Bloomberg Short Term High Yield Bond ETF	7,250	175,740
SPDR Gold Shares (a)	1,486	252,085
VanEck J. P. Morgan EM Local Currency Bond ETF	15,165	367,448
Vanguard Mortgage-Backed Securities ETF	8,830	401,942

TOTAL INVESTMENT COMPANIES (Cost $2,642,351)		2,672,076

	Principal Amount	Fair Value
CORPORATE BONDS - 1.93%
Banks - 1.93%
JPMorgan Chase & Co.
1.500%, 01/27/2025	EUR 470,000	486,521

TOTAL CORPORATE BONDS (Cost $514,565)		486,521

FOREIGN GOVERNMENT BONDS - 1.40%
Foreign Government Bonds - 1.40%
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)	EUR 420,000	352,288

TOTAL FOREIGN GOVERNMENT BONDS (Cost $388,383)		352,288

UNITED STATES TREASURY OBLIGATIONS - 2.32%
United States Treasury Notes
2.625%, 04/15/2025	220,000	211,887
2.875%, 05/15/2032	155,000	143,351
3.250%, 05/15/2042	260,000	229,491

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $633,326)		584,729

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 16.91%
Money Market Funds - 16.91%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.06% (c)(f)	4,263,495	4,263,495

TOTAL SHORT-TERM INVESTMENTS (Cost $4,263,495)		4,263,495

Total Investments (Cost $22,618,693) - 94.87%		23,915,471
Other Assets in Excess of Liabilities - (f) - 5.13%		1,293,407
TOTAL NET ASSETS - 100.00%		$25,208,878

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
NVDR	Non Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
(d)	Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$182,062	0.76%
British Pound	547,011	2.29
Canadian Dollar	173,121	0.72
Danish Kroner	145,509	0.61
Euro	2,035,037	8.51
Hong Kong Dollar	148,655	0.62
Japanese Yen	1,074,222	4.49
Mexican Peso	122,688	0.51
New Taiwan Dollar	283,072	1.18
Norwegian Krone	204,862	0.86
Singapore Dollar	97,658	0.41
South Korea Won	346,656	1.45
Swedish Krona	80,571	0.34
Swiss Franc	270,967	1.13
Thai Baht	145,140	0.61
US Dollar	18,058,240	75.51
Total Investments	$23,915,471	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$383,753	1.60%
Bermuda	513,267	2.14
Brazil	92,282	0.39
Britain	554,780	2.33
Canada	905,062	3.78
China	78,777	0.33
Denmark	145,509	0.61
France	510,256	2.13
Germany	578,027	2.42
Hong Kong	69,878	0.29
Italy	122,063	0.51
Japan	1,277,327	5.35
Luxembourg	195,733	0.82
Marshall Islands	74,074	0.31
Mexico	122,688	0.51
Netherlands	340,305	1.42
Norway	204,862	0.86
Republic of Korea	259,188	1.08
South Korea	87,468	0.37
Spain	207,863	0.87
Sweden	80,571	0.34
Switzerland	432,902	1.81
Taiwan	283,073	1.18
Thailand	242,798	1.02
United Kingdom	839,213	3.50
United States	15,313,752	64.03
Total Investments	$23,915,471	100.00%

Leuthold Global Fund
Schedule of Investments Sold Short - (a)
December 31, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 6.73%
Aerospace & Defense - 0.25%
Axon Enterprise, Inc.	129	$21,405
The Boeing Co.	91	17,335
TransDigm Group, Inc.	37	23,297
		62,037
Airlines - 0.07%
Delta Air Lines, Inc.	510	16,759

Auto Components - 0.20%
Aptiv PLC (b)	259	24,120
Fox Factory Holding Corp.	160	14,597
Gentherm, Inc.	168	10,969
		49,686
Building Products - 0.19%
AAON, Inc.	223	16,796
Allegion PLC (b)	113	11,894
The AZEK Co., Inc. - Class A	570	11,583
Zurn Elkay Water Solutions Corp.	382	8,079
		48,352
Capital Markets - 0.67%
Blackstone, Inc.	242	17,954
Brookfield Asset Management, Ltd. (b)	125	3,584
Brookfield Corp. - Class A (b)	501	15,761
Credit Suisse Group AG - ADR	1,853	5,633
Focus Financial Partners, Inc. - Class A	337	12,560
Houlihan Lokey, Inc. - Class A	118	10,285
Intercontinental Exchange, Inc.	238	24,416
KKR & Co., Inc.	418	19,404
MarketAxess Holdings, Inc.	41	11,434
Moody's Corp.	69	19,225
S&P Global, Inc.	51	17,082
Tradeweb Markets, Inc. - Class A	186	12,077
		169,415
Chemicals - 0.32%
Axalta Coating Systems, Ltd.	499	12,710
Balchem Corp.	106	12,944
Diversey Holdings, Ltd.	1,418	6,041
Ecolab, Inc.	92	13,391
International Flavors & Fragrances, Inc.	147	15,411
The Sherwin-Williams Co.	87	20,648
		81,145
Construction & Engineering - 0.09%
API Group Corp.	621	11,681
MasTec, Inc.	132	11,264
		22,945
Containers & Packaging - 0.12%
AptarGroup, Inc.	85	9,348
Ball Corp.	420	21,479
		30,827
Diversified Consumer Services - 0.02%
Coursera, Inc.	504	5,962

Diversified Financial Services - 0.11%
Apollo Global Management, Inc.	436	27,812

Electric Utilities - 0.19%
Edison International	366	23,285
Exelon Corp.	569	24,598
		47,883
Electrical Equipment - 0.25%
Ballard Power Systems, Inc. (b)	1,795	8,598
Rockwell Automation, Inc.	87	22,409
Shoals Technologies Group, Inc.	399	9,843
Vertiv Holdings Co.	797	10,887
Vicor Corp.	187	10,051
		61,788
Electronic Equipment, Instruments & Components - 0.05%
Coherent Corp.	354	12,425

Energy Equipment & Services - 0.22%
Baker Hughes, a GE Co. - Class A	896	26,459
Expro Group Holdings NV	891	16,154
Noble Corp PLC	366	13,802
		56,415
Entertainment - 0.12%
Madison Square Garden Entertainment Corp. - Class A	251	11,288
Spotify Technology SA (b)	234	18,474
		29,762
Food Products - 0.05%
J & J Snack Foods Corp.	75	11,228

Health Care Equipment & Supplies - 0.97%
Alcon, Inc. (b)	363	24,884
Align Technology, Inc.	119	25,097
Cooper Companies, Inc.	74	24,470
Dexcom, Inc.	217	24,573
ICU Medical, Inc.	82	12,913
IDEXX Laboratories, Inc.	69	28,149
Insulet Corp.	73	21,490
Intuitive Surgical, Inc.	85	22,555
Penumbra, Inc.	75	16,685
ResMed, Inc.	120	24,976
Stryker Corp.	80	19,559
		245,351
Health Care Technology - 0.09%
Veeva Systems, Inc. - Class A	145	23,400

Hotels, Restaurants & Leisure - 0.26%
Caesars Entertainment, Inc.	269	11,190
Carnival Corp. -	1,105	8,906
DraftKings, Inc. - Class A	1,027	11,698
Light & Wonder, Inc.	182	10,665
Papa John's International, Inc.	170	13,993
Wynn Resorts, Ltd.	92	7,587
		64,039
Household Durables - 0.13%
Sonos, Inc.	700	11,830
Sony Group Corp. - ADR	282	21,511
		33,341
Household Products - 0.17%
Kimberly-Clark Corp.	174	23,620
The Clorox Co.	141	19,787
		43,407
Interactive Media & Services - 0.02%
Match Group, Inc.	128	5,311

Internet & Direct Marketing Retail - 0.15%
Amazon.com, Inc.	185	15,540
DoorDash, Inc. - Class A	193	9,422
Global-e Online, Ltd. (b)	603	12,446
		37,408
IT Services - 0.11%
Block, Inc. - Class A	167	10,494
Cloudflare, Inc. - Class A	155	7,008
MongoDB, Inc.	57	11,220
		28,722
Life Sciences Tools & Services - 0.09%
Illumina, Inc.	52	10,514
Pacific Biosciences of California, Inc.	1,409	11,526
		22,040
Machinery - 0.13%
Evoqua Water Technologies Corp.	288	11,405
Hillman Solutions Corp.	948	6,835
Xylem, Inc.	126	13,932
		32,172
Metals & Mining - 0.17%
Agnico Eagle Mines, Ltd. (b)	479	24,903
Franco-Nevada Corp. (b)	125	17,060
		41,963
Personal Products - 0.13%
Coty, Inc.	1,512	12,943
The Estee Lauder Companies, Inc. - Class A	84	20,841
		33,784
Professional Services - 0.22%
Clarivate PLC (b)	422	3,519
Equifax, Inc.	127	24,684
Planet Labs PBC - Class A	2,305	10,027
TransUnion	302	17,138
		55,368
Real Estate Investment Trusts (REITs) - 0.20%
Alexandria Real Estate Equities, Inc.	164	23,890
Equinix, Inc.	28	18,341
Safehold, Inc.	312	8,929
		51,160
Semiconductors & Semiconductor Equipment - 0.25%
Advanced Micro Devices, Inc.	312	20,208
Monolithic Power Systems, Inc.	63	22,277
NVIDIA Corp.	147	21,483
		63,968
Software - 0.25%
Bentley Systems, Inc. - Class B	91	3,364
Datadog, Inc. - Class A	128	9,408
E2open Parent Holdings, Inc.	1,407	8,259
Guidewire Software, Inc.	87	5,443
nCino, Inc.	321	8,487
Procore Technologies, Inc.	302	14,248
Workday, Inc. - Class A	79	13,219
		62,428
Specialty Retail - 0.17%
Burlington Stores, Inc.	78	15,815
Five Below, Inc.	93	16,449
Floor & Decor Holdings, Inc.	164	11,419
		43,683
Textiles, Apparel & Luxury Goods - 0.10%
NIKE, Inc. - Class A	222	25,976

Water Utilities - 0.20%
American States Water Co.	152	14,068
American Water Works Co., Inc.	149	22,711
Essential Utilities, Inc.	258	12,314
		49,093

TOTAL COMMON STOCKS (Proceeds $1,862,675)		1,697,055

INVESTMENT COMPANIES - 10.17%
Exchange Traded Funds - 10.17%
Communication Services Select Sector SPDR Fund	1,722	82,639
Consumer Discretionary Select Sector SPDR Fund	609	78,659
Invesco QQQ Trust Series 1	359	95,595
iShares Expanded Tech-Software Sector ETF	362	92,618
iShares MSCI ACWI ETF	11,782	1,000,056
iShares MSCI EAFE ETF	12,070	792,275
iShares MSCI Emerging Markets ETF	4,862	184,270
Materials Select Sector SPDR Fund	977	75,893
SPDR S&P 500 ETF Trust	238	91,018
Utilities Select Sector SPDR Fund	1,013	71,416

TOTAL INVESTMENT COMPANIES (Proceeds $2,855,822)		2,564,439

TOTAL SECURITIES SOLD SHORT
(Proceeds $4,718,497) - 16.90%		$4,261,494

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2022:

Investments at Fair Value	Level 1	Level 2		Level 3		Total
Common Stocks
Air Freight & Logistics	$259,499	$302,209		$-		$561,708
Banks	412,119	241,961		-		654,080
Beverages	428,486	427,376		-		855,862
Capital Markets	939,337	-		-		939,337
Chemicals	271,923	-		-		271,923
Commercial Banks	81,861	-		-		81,861
Distributors	104,203	-		-		104,203
Food Products	281,415	-		-		281,415
Health Care Providers & Services	821,962	-		-		821,962
Household Durables	751,469	193,487		-		944,956
Insurance	839,884	833,472		-		1,673,356
Marine	139,397	253,328		-		392,725
Metals & Mining	763,580	482,211		-		1,245,791
Oil, Gas & Consumable Fuels	2,114,777	498,289		-		2,613,066
Paper & Forest Products	81,163	-		0	(1)	81,163
Pharmaceuticals	984,939	144,458		-		1,129,397
Semiconductors & Semiconductor Equipment	931,192	535,757		-		1,466,949
Tobacco	332,148	329,847		-		661,995
Trading Companies & Distributors	456,903	222,946		-		679,849
Wireless Telecommunication Services	94,764	-		-		94,764
Total Common Stocks	11,091,021	4,465,341		-		15,556,362
Exchange Traded Funds	2,672,076	-		-		2,672,076
Corporate Bonds	-	486,521		-		486,521
Foreign Government Bonds	-	352,288		-		352,288
United States Treasury Obligations	-	584,729		-		584,729
Money Market Funds	4,263,495	-		-		4,263,495
Total Investments in Securities	$18,026,592	$5,888,879		$-		$23,915,471

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3		Total
Common Stocks	$1,697,055	$-		$-		$1,697,055
Exchange Traded Funds	2,564,439	-		-		2,564,439
Total Securities Sold Short	$4,261,494	$-		$-		$4,261,494

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2022		$47,467
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized depreciation		(47,467	) *
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of December 31, 2022		$-	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2022:		$(47,467)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Fair Value Pricing Committee of the Adviser.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95.  As part of the mutual fund audit process, it came to the Adviser’s attention that the security delisted in 2017.  The price was set to zero November 4, 2022 to reflect the delisting from the Hong Kong Stock Exchange.